Financial Instruments-Risk Management - Summary of Risk Categories of Borrower by Probability Of default (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Total	$ 1,094,005	$ 1,084,224
Retail [member]
Disclosure of detailed information about financial instruments [line items]
Total	396,967	361,243
Retail [member] | AIRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Total	305,905	273,845
Retail [member] | AIRB portfolio [member] | Exceptionally low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Total	91,426	14,985
Retail [member] | AIRB portfolio [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Total	106,994	99,114
Retail [member] | AIRB portfolio [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Total	77,215	129,345
Retail [member] | AIRB portfolio [member] | Medium low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Total	20,744	20,162
Retail [member] | AIRB portfolio [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Total	7,316	7,698
Retail [member] | AIRB portfolio [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Total	917	631
Retail [member] | AIRB portfolio [member] | Extremely high probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Total	$ 863	1,388
Retail [member] | AIRB portfolio [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	100.00%
Total	$ 430	522
Retail [member] | Bottom of range [member] | AIRB portfolio [member] | Exceptionally low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	0.00%
Retail [member] | Bottom of range [member] | AIRB portfolio [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	0.05%
Retail [member] | Bottom of range [member] | AIRB portfolio [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	0.20%
Retail [member] | Bottom of range [member] | AIRB portfolio [member] | Medium low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	1.00%
Retail [member] | Bottom of range [member] | AIRB portfolio [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	3.00%
Retail [member] | Bottom of range [member] | AIRB portfolio [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	10.00%
Retail [member] | Bottom of range [member] | AIRB portfolio [member] | Extremely high probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	20.00%
Retail [member] | Top of range [member] | AIRB portfolio [member] | Exceptionally low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	0.0499%
Retail [member] | Top of range [member] | AIRB portfolio [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	0.1999%
Retail [member] | Top of range [member] | AIRB portfolio [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	0.9999%
Retail [member] | Top of range [member] | AIRB portfolio [member] | Medium low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	2.9999%
Retail [member] | Top of range [member] | AIRB portfolio [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	9.9999%
Retail [member] | Top of range [member] | AIRB portfolio [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	19.9999%
Retail [member] | Top of range [member] | AIRB portfolio [member] | Extremely high probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	99.9999%
Real estate secured mortgages [member] | Retail [member] | AIRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Total	$ 187,665
Real estate secured mortgages [member] | Retail [member] | AIRB portfolio [member] | Exceptionally low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	56,714
Real estate secured mortgages [member] | Retail [member] | AIRB portfolio [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	78,041
Real estate secured mortgages [member] | Retail [member] | AIRB portfolio [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	42,438
Real estate secured mortgages [member] | Retail [member] | AIRB portfolio [member] | Medium low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	9,320
Real estate secured mortgages [member] | Retail [member] | AIRB portfolio [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	528
Real estate secured mortgages [member] | Retail [member] | AIRB portfolio [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	223
Real estate secured mortgages [member] | Retail [member] | AIRB portfolio [member] | Extremely high probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	240
Real estate secured mortgages [member] | Retail [member] | AIRB portfolio [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	161
Real estate secured home equity line of credit [member] | Retail [member] | AIRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Total	40,262
Real estate secured home equity line of credit [member] | Retail [member] | AIRB portfolio [member] | Exceptionally low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	22,387
Real estate secured home equity line of credit [member] | Retail [member] | AIRB portfolio [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	13,257
Real estate secured home equity line of credit [member] | Retail [member] | AIRB portfolio [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	4,057
Real estate secured home equity line of credit [member] | Retail [member] | AIRB portfolio [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	411
Real estate secured home equity line of credit [member] | Retail [member] | AIRB portfolio [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	58
Real estate secured home equity line of credit [member] | Retail [member] | AIRB portfolio [member] | Extremely high probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	34
Real estate secured home equity line of credit [member] | Retail [member] | AIRB portfolio [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	58
Qualifying revolving [member] | Retail [member] | AIRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Total	41,771	45,862
Qualifying revolving [member] | Retail [member] | AIRB portfolio [member] | Exceptionally low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	11,594
Qualifying revolving [member] | Retail [member] | AIRB portfolio [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	9,809
Qualifying revolving [member] | Retail [member] | AIRB portfolio [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	11,063
Qualifying revolving [member] | Retail [member] | AIRB portfolio [member] | Medium low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	5,037
Qualifying revolving [member] | Retail [member] | AIRB portfolio [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	3,619
Qualifying revolving [member] | Retail [member] | AIRB portfolio [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	200
Qualifying revolving [member] | Retail [member] | AIRB portfolio [member] | Extremely high probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	367
Qualifying revolving [member] | Retail [member] | AIRB portfolio [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	82
Other retail [member] | Retail [member] | AIRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Total	36,207	$ 35,056
Other retail [member] | Retail [member] | AIRB portfolio [member] | Exceptionally low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	731
Other retail [member] | Retail [member] | AIRB portfolio [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	5,887
Other retail [member] | Retail [member] | AIRB portfolio [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	19,657
Other retail [member] | Retail [member] | AIRB portfolio [member] | Medium low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	6,387
Other retail [member] | Retail [member] | AIRB portfolio [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	2,758
Other retail [member] | Retail [member] | AIRB portfolio [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	436
Other retail [member] | Retail [member] | AIRB portfolio [member] | Extremely high probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	222
Other retail [member] | Retail [member] | AIRB portfolio [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	$ 129